Pacific
                                Capital Funds(R)
                                       of
                                Cash Assets Trust
                                Supplement to the
                       Statement of Additional Information
                               Dated July 31, 2009


         The material under the caption "Management of the Trust" is replaced by the following:


                             Management of the Trust

The Board of Trustees

         The business and affairs of each Fund are managed under the direction and control of the Board of Trustees of the Trust. The Board of Trustees has authority over every aspect of the Funds' operations, including approval of the advisory agreements and their annual renewal, the contracts with all other service providers and payments under each Fund's Distribution Plan and Shareholder Services Plan.

         The Trust has an Audit Committee, consisting of all of the Trustees who are "independent" and are not "interested persons" of the Trust. The Committee determines what independent registered public accounting firm will be selected by the Board of Trustees, reviews the methods, scope and result of audits and the fees charged, and reviews the adequacy of the Trust's internal accounting procedures and controls. The Audit Committee had two meetings during the last fiscal year.

         The Trust has a Nominating Committee, consisting of all of the non-interested Trustees. The Nominating Committee held one meeting during the last fiscal year. The committee will consider nominees recommended by the shareholders who may send recommendations to the committee in care of the Administrator at 380 Madison Avenue, New York, NY 10017.

     On September 23, 2009, Mr. Richard L. Humphreys, Mr. Bert A. Kobayashi, Jr. and Mr. Glenn P. O'Flaherty were elected Trustees by the shareholders of the Trust.

Trustees and Officers

         The following material includes information about each Trustee and officer and the Chairman Emeritus of the Trust.



                                                                             Number of
                                                                             Portfolios in   Other Directorships
                          Positions Held                                     Fund            Held by Trustee
                          with Trust and                                     Complex(4)      (The position held is a
Name, Address(1) (2)      Length of         Principal Occupation(s)          Overseen by     directorship unless
and Date of Birth         Service(3)        During Past 5 Years              Trustee         indicated otherwise.)

Interested
Trustee (5)


Diana P. Herrmann        Vice Chair of     Vice Chair and Chief Executive     12           ICI Mutual Insurance
New York, NY             the Board of      Officer of Aquila Management                    Company
(02/25/58)               Trustees since    Corporation, Founder of the
                         2003, President   Aquila Group of Funds((6)) and
                         since 1998 and    parent of Aquila Investment
                         Trustee since     Management LLC, Administrator
                         2004              since 2004, President since 1997,
                                           Chief Operating Officer,
                                           1997-2008, a Director since 1984,
                                           Secretary since 1986 and
                                           previously its Executive Vice
                                           President, Senior Vice President
                                           or Vice President, 1986-1997;
                                           Chief Executive Officer and Vice
                                           Chair since 2004, President and
                                           Manager of the Administrator
                                           since 2003, and Chief Operating
                                           Officer of the Administrator,
                                           2003-2008; Chair, Vice Chair,
                                           President, Executive Vice
                                           President or Senior Vice
                                           President of funds in the Aquila
                                           Group of Funds since 1986;
                                           Director of the Distributor since
                                           1997; Governor, Investment
                                           Company Institute (a trade
                                           organization for the U.S. mutual
                                           fund industry dedicated to
                                           protecting shareholder interests
                                           and educating the public about
                                           investing) and head of its Small
                                           Funds Committee since 2004;
                                           active in charitable and
                                           volunteer organizations.


Non-interested
Trustees

Theodore T. Mason        Chair of the      Executive Director, East Wind      8           None
New York, NY             Board of          Power Partners LTD since 1994
(11/24/35)               Trustees since    and Louisiana Power Partners,
                         2004 and          1999-2003; Trustee, Premier VIT,
                         Trustee since     2000-2009; Treasurer, Fort
                         1984              Schuyler Maritime Alumni
                                           Association, Inc., successor to
                                           Alumni Association of SUNY
                                           Maritime College, since 2004
                                           (President, 2002-2003, First
                                           Vice President, 2000-2001,
                                           Second Vice President,
                                           1998-2000) and director of the
                                           same organization since 1997;
                                           Director, STCM Management
                                           Company, Inc., 1973-2004; twice
                                           national officer of Naval
                                           Reserve Association, Commanding
                                           Officer of four naval reserve
                                           units and Captain, USNR (Ret);
                                           director, The Navy League of the
                                           United States New York Council
                                           since 2002; trustee, The
                                           Maritime Industry Museum at Fort
                                           Schuyler, 2000-2004; and Fort
                                           Schuyler Maritime Foundation,
                                           Inc., successor to the Maritime
                                           College at Fort Schuyler
                                           Foundation, Inc., since 2000.

Thomas W. Courtney       Trustee          President, Courtney Associates,    5            None
Sewickley, PA            since 1984       Inc., a venture capital firm,
(08/17/33) since 1988.

Stanley W. Hong          Trustee          President, Waste Management of     4           Trustee, Pacific Capital
Honolulu, HI             since 1993       Hawaii, Inc. and Corporate Vice                Funds(R), which includes
(04/05/36)                                President - Hawaii Area for                    12 bond and stock funds;
                                          Waste Management, Inc.,                        First Insurance Co. of
                                          2001-2005; Trustee, The King                   Hawaii, Ltd., Lanihau
                                          William Charles Lunalilo Trust                 Properties, Ltd., The
                                          Estate since 2001; President and               Westye Group - West
                                          Chief Executive Officer, The                   (Hawaii), Inc., Heald
                                          Chamber of Commerce of Hawaii,                 Education LLC.
                                          1996-2001; Director PBS - Hawaii
                                          Foundation since 1998; Regent,
                                          Chaminade University of
                                          Honolulu since 1991; Trustee,
                                          the Nature Conservancy of Hawaii
                                          since 1998; Trustee, Child and
                                          Family Service since 2005;
                                          Director, The East West Center
                                          Foundation since 2006; St. Louis
                                          School since 2007; and a
                                          director of other corporate and
                                          community organizations.

Richard L. Humphreys     Trustee since    President, Hawaii Receivables      4           Trustee, Pacific Capital
Kaneohe, HI              2009             Management, LLC (a factoring                   Funds(R), which includes
(10/06/43)                                company) since 2001; President,                12 bond and stock funds;
                                          Lynk Payment Systems Hawaii, LLC
                                          (credit card processing) since
                                          2002.

Bert A. Kobayashi, Jr.   Trustee since    President and Chief Executive      4           Hawaiian Electric
Honolulu, HI             2009             Officer, Kobayashi Group, LLC (a               Company, Inc.
(04/22/70)                                group of companies primarily
                                          engaged in real estate
                                          enterprises) since 2001;
                                          Managing Director, KG Holdings,
                                          LLC (real estate investment)
                                          since 2009; Vice President,
                                          Nikken Holdings, LLC (real
                                          estate investment) since 2003;
                                          interested in a number of other
                                          real estate companies in Hawaii.

Glenn P. O'Flaherty      Trustee since    Chief Financial Officer and        6           None
Denver, CO               2009             Chief Operating Officer of
(08/03/58)                                Lizard Investors, LLC since
                                          2008; Co-Founder, Chief
                                          Financial Officer and Chief
                                          Compliance Officer of Three
                                          Peaks Capital Management, LLP,
                                          2003-2005; Vice President -
                                          Investment Accounting, Global
                                          Trading and Trade Operations,
                                          Janus Capital Corporation, and
                                          Chief Financial Officer and
                                          Treasurer, Janus Funds,
                                          1991-2002.

Russell K. Okata         Trustee          Executive Director, Hawaii         5           Trustee, Pacific Capital
Honolulu, HI             since 1993       Government Employees Association               Funds(R), which includes
(03/22/44)                                AFSCME Local 152, AFL-CIO                      12 bond and stock funds.
                                          1981-2007; International Vice
                                          President, American Federation
                                          of State, County and Municipal
                                          Employees, AFL-CIO 1981-2007;
                                          director of various civic and
                                          charitable organizations.


Other Individuals

Chairman Emeritus(7)

Lacy B. Herrmann         Founder and      Founder and Chairman of the         N/A                     N/A
New York, NY             Chairman         Board, Aquila Management
(05/12/29)               Emeritus since   Corporation, the sponsoring
                         2004, Trustee,   organization and parent of the
                         1984-2004, and   Manager or Administrator and/or
                         Chairman of      Adviser or Sub-Adviser to each
                         the Board of     fund of the Aquila Group of
                         Trustees,        Funds; Chairman of the Manager or
                         1984-2003        Administrator and/or Adviser or
                                          Sub-Adviser to each since 2004;
                                          Founder and Chairman Emeritus of
                                          each fund in the Aquila Group of
                                          Funds; previously Chairman and a
                                          Trustee of each fund in the
                                          Aquila Group of Funds since its
                                          establishment until 2004 or 2005;
                                          Director of the Distributor since
                                          1981 and formerly Vice President
                                          or Secretary, 1981-1998; Director
                                          or  trustee, Premier VIT, 1994 -
                                          2009; Director or trustee of
                                          Oppenheimer Quest Value Funds
                                          Group, Oppenheimer Small Cap
                                          Value Fund, Oppenheimer Midcap
                                          Fund, 1987 - 2009, and
                                          Oppenheimer Rochester Group of
                                          Funds, 1995 - 2009; Trustee
                                          Emeritus, Brown University and
                                          the Hopkins School; active in
                                          university, school and charitable
                                          organizations.

Officers

Charles E.               Executive Vice   Executive Vice President of all     N/A                 N/A
Childs, III              President        funds in the Aquila Group of
New York, NY             since 2003       Funds and the Administrator and
(04/01/57)                                the Administrator's parent since
                                          2003; Executive Vice President
                                          and Chief Operating Officer of
                                          the Administrator's parent since
                                          2008; formerly Senior Vice
                                          President, corporate
                                          development, Vice President,
                                          Assistant Vice President and
                                          Associate of the Administrator's
                                          parent since 1987; Senior Vice
                                          President, Vice President or
                                          Assistant Vice President of the
                                          Aquila Money-Market Funds,
                                          1988-2003.

Sherri Foster            Vice President   Senior Vice President, Hawaiian    N/A                  N/A
Lahaina, HI (07/27/50)   since 1997       Tax-Free Trust since 1993 and
                                          formerly Vice President or
                                          Assistant Vice President;
                                          Vice President since 1997 and
                                          formerly Assistant Vice
                                          President of the three Aquila
                                          Money-Market Funds; Vice
                                          President, Aquila Rocky Mountain
                                          Equity Fund since 2006;
                                          Registered Representative of the
                                          Distributor since 1985.

John M. Herndon          Vice President   Assistant Secretary of the         N/A                  N/A
New York, NY (12/17/39)  since 1990 and   Aquila Group of Funds since 1995
                         Assistant        and Vice President of the three
                         Secretary        Aquila Money-Market Funds since
                         since 1995       1990; Vice President of the
                                          Administrator or its predecessor
                                          and current parent since 1990.

Robert W. Anderson       Chief            Chief Compliance Officer of the    N/A                  N/A
New York, NY (08/23/40)  Compliance       Trust and each of the other
                         Officer since    funds in the Aquila Group of
                         2004 and         Funds, the  Administrator and
                         Assistant        the Distributor since 2004,
                         Secretary        Compliance Officer of the
                         since 2000       Administrator or its predecessor
                                          and current parent 1998-2004;
                                          Assistant Secretary of the
                                          Aquila Group of Funds since 2000.

Joseph P. DiMaggio       Chief            Chief Financial Officer of the     N/A                  N/A
New York, NY             Financial        Aquila Group of Funds since 2003
(11/06/56)               Officer since    and Treasurer since 2000.
                         2003 and
                         Treasurer
                         since 2000

Edward M. W. Hines       Secretary        Shareholder of Butzel Long, a      N/A                  N/A
New York, NY             since 1984       professional corporation,
(12/16/39)                                counsel to the Trust, since
                                          2007; Partner of Hollyer Brady
                                          Barrett & Hines LLP, its
                                          predecessor as counsel,
                                          1989-2007; Secretary of the
                                          Aquila Group of Funds.

Lori A. Vindigni        Assistant         Assistant Treasurer of the         N/A                  N/A
New York, NY            Treasurer since   Aquila Group of Funds since
(11/02/66)              2000              2000; Assistant Vice President
                                          of the Administrator or its
                                          predecessor and current parent
                                          since 1998; Fund Accountant for
                                          the Aquila Group of Funds,
                                          1995-1998.

(1) From time to time Bank of Hawaii may enter into normal investment management, commercial banking and lending arrangements with one or more of the Trustees of the Trust and their affiliates. The Asset Management Group of Bank of Hawaii is the Trust's investment adviser.

(2) The mailing address of each Trustee and officer is c/o Pacific Capital
Funds(R) of Cash Assets Trust, 380 Madison Avenue, Suite 2300, New York, NY
10017.

(3) Because the Funds do not normally hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.

(4) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(5) Ms. Herrmann is an interested person of the Funds as an officer of each Fund, as a director, officer and shareholder of the Administrator's corporate parent, as an officer and Manager of the Administrator, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Funds.

(6) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S.
Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets
Trust, each of which is a money-market fund, are called the "Aquila Money-Market
Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of
Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky,
Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond
Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks
High Income Fund is a high income corporate bond fund; considered together, these 12 funds, which do not include the dormant funds described in footnote 4, are called the "Aquila Group of Funds."

(7) The Chairman Emeritus may attend Board meetings but has no voting power.

                                    Securities Holdings of the Trustees
                                             (as of 12/31/08)

                                                  Dollar Range of                Aggregate Dollar Range of
Name of                                          Ownership in Hawaiian           Ownership in funds in the
Trustee                                          Tax-Free Trust(1)               Aquila Group of Funds (1)
-------                                          --------------                  ---------------------

Interested Trustees

Diana P. Herrmann                               D                                                  E

Non-interested Trustees

Theodore T. Mason                               A                                                  E

Thomas W. Courtney                              A                                                  C

Stanley W. Hong                                 A                                                  C

Richard L. Humphreys                            A                                                  E

Bert A. Kobayashi, Jr.                          C                                                  C

Glenn P. O'Flaherty                             A                                                  C

Russell K. Okata                                A                                                  E


(1)      A. None
         B. $1-$10,000
         C. $10,001-$50,000
         D. $50,001-$100,000
         E. over $100,000


         None of the non-interested Trustees or their immediate family members holds of record or beneficially any securities of the Adviser or the Distributor.


Trustee Compensation

         The Funds do not pay fees to Trustees affiliated with the Administrator or Adviser or to any of the Funds' officers. During the fiscal year ended March 31, 2009, the Cash Fund, the Tax-Free Fund and the Government Securities Fund paid, respectively, $99,726, $79,386 and $261,033 in compensation and reimbursement of expenses to the Trustees. The Funds are among the twelve funds in the Aquila Group of Funds, which consist of three money-market funds, seven tax-free municipal bond funds, a high-income corporate bond fund and an equity fund. The following tables list the compensation of all Trustees who received compensation from the Funds, the compensation each received during each Fund's fiscal year from all funds in the Aquila Group of Funds and the number of such funds. None of such Trustees has any pension or retirement benefits from the Fund or any of the other funds in the Aquila Group of Funds.


                                                                                        Compensation
                                    Compensation              Compensation              from
                                    from                      from                      the Government
Name                                the Cash Fund             the Tax-Free Fund         Securities Fund

Theodore T. Mason                   $17,191                   $14,652                    $38,673

Thomas W. Courtney                  $14,087                   $11,305                    $37,621

Stanley W. Hong                     $13,469                   $10,930                    $34,951

Richard L. Humphreys                $     0                   $     0                    $     0

Bert A. Kobayashi, Jr.              $     0                   $     0                    $     0

Glenn P. O'Flaherty                 $     0                   $     0                    $     0

Russell K. Okata                    $13,469                   $10,930                    $34,951


                                   Compensation              Number of
                                   from all funds            boards on which
                                   in the Aquila             the Trustee
Name                               Group of Funds            now serves*

Theodore T. Mason                  $133,750                   8

Thomas W. Courtney                 $104,575                   5

Stanley W. Hong                     $76,250                   4

Richard L. Humphreys                $     0                   4

Bert A. Kobayashi, Jr.              $     0                   4

Glenn P. O'Flaherty                 $34,000                   6

Russell K. Okata                    $91,750                   5


* Messrs. Hong, Humphreys and Okata are also trustees of the 12 funds in the Pacific Capital Funds(R) for which the Adviser is also investment adviser. For the same period, these funds paid Trustee Hong $40,375, Trustee Humphreys $44,343 and Trustee Okata $44,937.

                         The date of this Supplement is
                                November 2, 2009

                                     Pacific
                                Capital Funds(R)
                                       of
                                Cash Assets Trust
                         Supplement to the Prospectuses
                               Dated July 31, 2009


         The material under the heading "Board of Trustees" on the inside back cover is replaced by the following:

Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Thomas W. Courtney
Stanley W. Hong
Richard L. Humphreys
Bert A. Kobayashi, Jr.
Glenn P. O'Flaherty
Russell K. Okata



                         The date of this Supplement is
                                November 2, 2009